INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2013
Intangible Assets And Goodwill Disclosure [Abstract]
Intangible Assets and Goodwill Disclosure

6.       INTANGIBLE ASSETS AND GOODWILL

The Company's intangible assets and related accumulated amortization as of December 31, 2013 and 2012 consisted of the following (in millions):

	December 31, 2013			December 31, 2012
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Intangible assets subject to
amortization:
Customer relationships	$531	$(167)	$364	$530	$(78)	$452
Cable franchise renewals and
access rights	287	(120)	167	269	(110)	159
Other	38	(17)	21	41	(11)	30
Total	$856	$(304)	$552	$840	$(199)	$641

Intangible assets not subject to
amortization:
Cable franchise rights	$26,934	$(922)	$26,012	$26,933	$(922)	$26,011

The Company recorded amortization expense of $126 million in 2013, $110 million in 2012 and $33 million in 2011. Based on the remaining carrying value of intangible assets subject to amortization as of December 31, 2013, amortization expense is expected to be $124 million in 2014, $119 million in 2015, $116 million in 2016, $111 million in 2017 and $33 million in 2018. These amounts may vary as acquisitions and dispositions occur in the future.

Changes in the carrying value of the Company's goodwill from January 1 through December 31 are presented below (in millions):

	2013	2012
Balance at beginning of year	$2,889	$2,247
Acquisition of DukeNet	310	—
Acquisition of Insight	—	638
Other changes and adjustments	(3)	4
Balance at end of year(a)	$3,196	$2,889

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  There were no accumulated goodwill impairment charges as of December 31, 2013 and 2012.

Annual Impairment Analysis

As of the Company's July 1, 2013 annual testing date and based on its qualitative assessment, the Company determined that it was not more likely than not that its cable franchise rights and goodwill were impaired and, therefore, the Company did not perform a quantitative assessment as part of its annual impairment testing. In making that determination, management identified and analyzed qualitative factors, including factors that would most significantly impact a DCF valuation of the fair values of the cable franchise rights and the fair value of the Company's reporting units. This process included a review of the Company's most recent long-range projections, analysis of operating results versus the prior year, changes in market values, changes in discount rates and changes in terminal growth rate assumptions.

The Company's goodwill by reportable segment as of December 31, 2013 consisted of the following (in millions):

Residential Services	$2,305
Business Services	798
Other Operations	93
Total goodwill	$3,196